Share-based payments - Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2017 EUR (€) Y tranche	Dec. 31, 2016 EUR (€) Y	Dec. 31, 2015 EUR (€) Y
Share-based payments
Total expense arising from share-based payment transactions | €	€ 1,623,000	€ 914,000	€ 148,000
Warrants
Share-based payments
Number of years used for determining the historic volatility rate	3 years
Expected dividends (as a percent)	0.00%
Weighted average share price (euros) | €	€ 0.73
Expected lifetime (in years) | Y	5
Maximum duration (in years)	10 years
Remaining weighted average life (in years) | Y	6.59	5.86	6.8
Warrants | Minimum
Share-based payments
Risk-free interest rate (as a percent)	0.00%
Warrants | Maximum
Share-based payments
Risk-free interest rate (as a percent)	4.60%
2017 warrants plan
Share-based payments
Number of tranches | tranche	5
2017 warrants plan | Minimum
Share-based payments
Historic volatility rate (as a percent)	48.90%
2017 warrants plan | Maximum
Share-based payments
Historic volatility rate (as a percent)	56.00%
2015 warrants plan
Share-based payments
Number of tranches | tranche	4
2015 warrants plan | Minimum
Share-based payments
Historic volatility rate (as a percent)	66.90%
2015 warrants plan | Maximum
Share-based payments
Historic volatility rate (as a percent)	69.70%
2013 warrants plan
Share-based payments
Historic volatility rate (as a percent)	67.00%
2012 warrants plan
Share-based payments
Historic volatility rate (as a percent)	52.80%
Previous warrant plans
Share-based payments
Historic volatility rate (as a percent)	60.00%